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[Aetna Logo]                                            151 Farmington Avenue
[Aetna Letterhead]                                      Hartford, CT  06156-8975

                                                        KATHERINE K. GAUDREAU
                                                        Senior Paralegal
                                                        AFS Law, TS31
December 15, 2000                                       (860) 273-3892
                                                        Fax: (860) 273-3004

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

Attention:  Filing Desk

RE: AETNA INSURANCE COMPANY OF AMERICA AND ITS VARIABLE ANNUITY ACCOUNT I POST-EFFECTIVE AMENDMENT NO. 2 TO REGISTRATION STATEMENT ON FORM N-4 PROSPECTUS TITLE: RETIREMENT PLANS FOR EDUCATIONAL INSTITUTIONS
       FILE NOS.:  333-87131 AND 811-8582
       RULE 497(j) FILING

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the "33 Act"), this is to certify that the Prospectus Supplement dated December 14, 2000 contained in Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 ("Amendment No. 2") for Variable Annuity Account I of Aetna Insurance Company of America (the "Registrant") that would have been filed pursuant to Rule 497(c) under the 33 Act would not have differed from that contained in Amendment No. 2 which was filed on December 13, 2000 and declared effective on December 14, 2000. The text of Amendment No. 2 was filed electronically.

If you have any questions regarding this submission, please call the undersigned at 860-273-3892.

Very truly yours,

/s/ Katherine K. Gaudreau

Katherine K. Gaudreau